[redacted]

13003347

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

SEP 10 2013

Washington, DC 20549

CERT NYS
File No. 001-35832

September 10, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SAIC Gemini, Inc. (to be renamed Science Applications International Corporation) and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 6 to Form 10 received on September 10, 2013. Tentative listing date – September 16, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com